Accounting for Financial Instruments - Schedule of Effect of Change in Commodity Prices on Profit (Loss) (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD USD_per_Pound	Dec. 31, 2016 CAD USD_per_Pound
Copper [member]
Disclosure of commodity price risk for financial instruments [line items]
Commodity price	3.26	2.50
Copper [member] | Commodity Price Risk [member]
Disclosure of commodity price risk for financial instruments [line items]
Commodity price	3.26	2.50
Change in Profit (Loss) Attributable to Shareholders | CAD	CAD 35	CAD 24
Zinc [member]
Disclosure of commodity price risk for financial instruments [line items]
Commodity price	1.50	1.17
Zinc [member] | Commodity Price Risk [member]
Disclosure of commodity price risk for financial instruments [line items]
Commodity price	1.50	1.17
Change in Profit (Loss) Attributable to Shareholders | CAD	CAD 5	CAD 5